SCHEDULE OF DEPRECIATION EXPENSES ON PROPERTY AND EQUIPMENT (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Total depreciation expenses	¥ 5,383	¥ 5,304	¥ 5,507
Cost of Sales [Member]
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Total depreciation expenses	279	22	1,404
Research and Development Expense [Member]
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Total depreciation expenses	2,019	1,403	1,395
Selling and Marketing Expense [Member]
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Total depreciation expenses	1,299	2,158	1,703
General and Administrative Expense [Member]
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Total depreciation expenses	¥ 1,786	¥ 1,721	¥ 1,005